Quarterly Report
February 29, 2024
MFS®  Blended Research®
Growth Equity Fund
BRW-Q3

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Airlines – 0.5%
American Airlines Group, Inc. (a)	103,562	$1,623,852
Apparel Manufacturers – 1.4%
Deckers Outdoor Corp. (a)	384	$343,906
PVH Corp.	5,498	751,412
Skechers USA, Inc., “A” (a)	50,569	3,125,670
		$4,220,988
Automotive – 1.1%
Tesla, Inc. (a)	17,326	$3,497,773
Biotechnology – 0.2%
Exelixis, Inc. (a)	34,513	$755,835
Brokerage & Asset Managers – 1.0%
Bank of New York Mellon Corp.	28,115	$1,576,970
TPG, Inc.	36,425	1,615,449
		$3,192,419
Business Services – 2.7%
Dropbox, Inc. (a)	100,133	$2,398,185
Fiserv, Inc. (a)	3,353	500,502
Insperity, Inc.	9,752	992,656
Verisk Analytics, Inc., “A”	14,244	3,445,624
WEX, Inc. (a)	4,790	1,052,507
		$8,389,474
Computer Software – 16.3%
Adobe Systems, Inc. (a)	11,193	$6,271,214
AppLovin Corp. (a)	30,540	1,823,849
Autodesk, Inc. (a)	14,338	3,701,642
Datadog, Inc., “A” (a)	11,151	1,465,910
Microsoft Corp.	80,433	33,270,306
Palo Alto Networks, Inc. (a)	11,976	3,719,147
Salesforce, Inc.	970	299,555
		$50,551,623
Computer Software - Systems – 10.7%
Apple, Inc.	160,483	$29,007,302
ServiceNow, Inc. (a)	5,326	4,108,157
		$33,115,459
Construction – 1.4%
AZEK Co., Inc. (a)	36,741	$1,767,609
Masco Corp.	34,951	2,682,839
		$4,450,448
Consumer Products – 1.3%
Colgate-Palmolive Co.	9,447	$817,354
Kimberly-Clark Corp.	26,740	3,240,086
		$4,057,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 1.7%
Booking Holdings, Inc.	1,432	$4,967,365
Grand Canyon Education, Inc. (a)	2,800	377,440
		$5,344,805
Electrical Equipment – 0.4%
Amphenol Corp., “A”	12,112	$1,323,115
Electronics – 13.5%
Applied Materials, Inc.	27,096	$5,463,096
Broadcom, Inc.	1,778	2,312,271
Lam Research Corp.	5,535	5,193,214
NVIDIA Corp.	32,911	26,036,550
NXP Semiconductors N.V.	11,768	2,938,823
		$41,943,954
Energy - Independent – 1.0%
Phillips 66	22,177	$3,160,444
Entertainment – 1.3%
Spotify Technology S.A. (a)	16,005	$4,103,842
Food & Beverages – 0.7%
PepsiCo, Inc.	13,252	$2,191,086
Gaming & Lodging – 0.2%
Las Vegas Sands Corp.	3,569	$194,582
Ryman Hospitality Properties, Inc., REIT	2,733	323,806
		$518,388
Health Maintenance Organizations – 1.7%
Cigna Group	10,619	$3,569,471
UnitedHealth Group, Inc.	3,438	1,696,997
		$5,266,468
Insurance – 2.2%
Ameriprise Financial, Inc.	9,049	$3,686,201
Equitable Holdings, Inc.	93,764	3,210,479
		$6,896,680
Internet – 12.3%
Alphabet, Inc., “A” (a)	64,468	$8,926,239
Alphabet, Inc., “C” (a)	67,728	9,467,020
Gartner, Inc. (a)	7,281	3,389,742
Meta Platforms, Inc., “A”	33,553	16,445,332
		$38,228,333
Leisure & Toys – 0.1%
Polaris, Inc.	3,323	$308,075
Machinery & Tools – 1.3%
AGCO Corp.	8,819	$967,444
Ingersoll Rand, Inc.	33,285	3,039,919
		$4,007,363
Medical & Health Technology & Services – 3.8%
Cardinal Health, Inc.	11,698	$1,309,942
ICON PLC (a)	1,114	357,170
IQVIA Holdings, Inc. (a)	14,599	3,608,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
McKesson Corp.	7,470	$3,894,933
Veeva Systems, Inc. (a)	11,965	2,698,227
		$11,868,561
Medical Equipment – 0.9%
Align Technology, Inc. (a)	8,723	$2,638,010
Other Banks & Diversified Financials – 2.4%
American Express Co.	16,320	$3,580,934
Mastercard, Inc., “A”	3,297	1,565,284
Visa, Inc., “A”	8,437	2,384,634
		$7,530,852
Pharmaceuticals – 4.5%
AbbVie, Inc.	19,923	$3,507,444
Eli Lilly & Co.	7,347	5,537,287
Incyte Corp. (a)	11,281	658,359
Vertex Pharmaceuticals, Inc. (a)	10,111	4,254,102
		$13,957,192
Railroad & Shipping – 1.0%
CSX Corp.	78,094	$2,962,886
Specialty Chemicals – 0.7%
Chemours Co.	51,299	$1,009,051
RPM International, Inc.	10,053	1,159,614
		$2,168,665
Specialty Stores – 11.0%
Amazon.com, Inc. (a)	124,178	$21,949,703
Costco Wholesale Corp.	348	258,874
Home Depot, Inc.	3,803	1,447,460
O'Reilly Automotive, Inc. (a)	3,371	3,665,693
Ross Stores, Inc.	18,792	2,799,256
Target Corp.	26,022	3,979,284
		$34,100,270
Utilities - Electric Power – 1.2%
Vistra Corp.	65,401	$3,566,971
Total Common Stocks		$305,941,271
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 5.37% (v)	4,318,177	$4,318,177

Other Assets, Less Liabilities – 0.1%		268,617
Net Assets – 100.0%		$310,528,065
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,318,177 and $305,941,271, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$305,941,271	$—	$—	$305,941,271
Mutual Funds	4,318,177	—	—	4,318,177
Total	$310,259,448	$—	$—	$310,259,448
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$298,134	$49,027,450	$45,008,306	$869	$30	$4,318,177
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$99,374	$—